Summary of Effective Income Tax Rate (Detail) (Oneida Resources Corp)	7 Months Ended
Mar. 31, 2013
Oneida Resources Corp
Reconciliation Of Effective Income Tax Rate [Line Items]
Statutory federal income tax rate	(34.00%)
Valuation allowance	34.00%
Effective income tax rate	0.00%